Subsequent Events (Details) - USD ($)		1 Months Ended		6 Months Ended
	Feb. 11, 2022	Jul. 18, 2022	Feb. 28, 2022	Jan. 19, 2023	Sep. 19, 2022	Jun. 30, 2022	Mar. 23, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Deposited trust account						$ 174,483,243		$ 174,230,428
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrow amount							$ 267,000
Promissory note							$ 267,000
Trust account		$ 100,000
Loan amount		$ 450,000
Stockholder description		In connection with a stockholders’ vote at the Meeting on July 18, 2022, 15,466,711 shares of the Company’s Common Stock were tendered for redemption, resulting in a $156,533,843 reduction in the Trust Account balance. After the redemptions, the Trust Account balance was $18,048,122.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Trust account				$ 100,000
Deposited trust account					$ 100,000
CleanTech Investments LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 150,000
CleanTech Sponsor I LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 300,000
A Capital Markets Advisor [Member] | Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Potential business combination	$ 350,000
B Capital Markets Advisor [Member] | Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Potential business combination			$ 350,000